UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [ ]; Amendment Number: ___
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     Benj A. Smith & Associates, LTD
Address:  106 E. Eighth Street
          Holland, MI 49423



Form 13F File Number:  28-05349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:     Benj. A. Smith III
Title:    Chairman & President
Phone:    616-396-0119

Signature, Place, and Date of Signing:


/s/ Benj. A. Smith III             Holland, MI                 08/01/05
[Signature]                         [City, State]                [Date]
Benj. A. Smith III
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      69

Form 13F Information Table Value Total:  $148,390
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


                        Benj A. Smith & Associates, LTD
                                    FORM 13F
                                  June 30, 2005

                                                                                                             Voting Authority
                                                                                                             ----------------
                                 Title of                Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                    class     CUSIP      (x$1000)    Prn Amt   Prn  Call  Dscretn  Managers  Sole    Shared     None
-----------------------------   ---------   -----      --------    -------   ---  ---   -------  --------  ----    ------     ----

AFFILIATED COMPUTER CL A         COM      008190100       3985        77990   SH         Sole             15800                62190
AMERICAN INTL GROUP COM          COM      026874107       3974        68395   SH         Sole             24571                43824
AMGEN INC COM                    COM      031162100       4261        70470   SH         Sole             13770                56700
APOLLO GROUP INC CL A            COM      037604105       1558        19920   SH         Sole              4900                15020
APPLEBEES INTL INC COM           COM      037899101       4105       154982   SH         Sole           28212.5             126769.5
BERKSHIRE HATHAWAY INC CL B      COM      084670207        228           82   SH         Sole                                     82
BEST BUY INC COM                 COM      086516101       5071        73975   SH         Sole             14650                59325
CAPITOL BANCORP LTD              COM      14056D105        750        22300   SH         Sole             15000                 7300
CARNIVAL CORP COM                COM      143658300       2326        42645   SH         Sole              8870                33775
CHEESECAKE FACTORY INC COM       COM      163072101        273         7875   SH         Sole              2100                 5775
CISCO SYSTEMS INC.               COM      17275R102       5272       276291   SH         Sole             49248               227043
CITIGROUP                        COM      172967101       3173        68642   SH         Sole             14200                54442
COBIZ INC COM                    COM      190897108        293        16150   SH         Sole             16000                  150
COMMUNITY BANCORP NEV COM        COM      20343T100        434        14000   SH         Sole             14000
CORUS BANKSHARES INC.            COM      220873103        222         4000   SH         Sole              4000
DEARBORN BANCORP INC COM         COM      24242R108        597        23048   SH         Sole             23048
DELL COMPUTER CORP COM           COM      24702R101       3694        93620   SH         Sole             18400                75220
E M C CORP MASS COM              COM      268648102       3631       264822   SH         Sole             50800               214022
ENTERPRISE FINL SVCS COM         COM      293712105        213         9000   SH         Sole              9000
EXXON MOBIL CORP COM             COM      30231G102       1713    29814.337   SH         Sole              7500            22314.337
FIFTH THIRD BANCORP COM          COM      316773100        209         5081   SH         Sole               440                 4641
FIRST HORIZON NATIONAL CORP      COM      320517105        726        17210   SH         Sole              4925                12285
FIRST IND CORP COM               COM      32054R108        404        13600   SH         Sole             13600
FIRST MERCHANTS CORP COM         COM      320817109        374        15069   SH         Sole             13839                 1230
FIRST MIDWEST BANCORP            COM      320867104        765        21811   SH         Sole             17781                 4030
FIRST OAK BROOK BANCSH COM       COM      335847208        864        30600   SH         Sole             24900                 5700
FIRST SOURCE CORPORATION         COM      336901103        211         9189   SH         Sole              9189
FIRSTBANK CORP MICH COM          COM      33761G104        571    21149.586   SH         Sole             12122             9027.586
FISERV INC.                      COM      337738108       5839       136145   SH         Sole             33281               102864
FLAGSTAR BANCORP INC COM         COM      337930101       1673        88400   SH         Sole             36000                52400
FOREST LABS INC COM              COM      345838106       3888       100085   SH         Sole             19600                80485
GENERAL ELECTRIC                 COM      369604103       3888       112209   SH         Sole             23600                88609
GENTEX CORP COM                  COM      371901109        603     33130.69   SH         Sole             16520             16610.69
HOME DEPOT INC COM               COM      437076102       2749    70677.046   SH         Sole              8775            61902.046
HUNTINGTON BANCSHARES COM        COM      446150104       3543       146772   SH         Sole                                 146772
INDEPENDENT BANK CORPORATION     COM      453838104       1312        46136   SH         Sole             24179                21957
INTUITIVE SURGICAL INC COM NEW   COM      46120E602        639        13700   SH         Sole              6350                 7350
IRWIN FINL CORP COM              COM      464119106        435        19600   SH         Sole             19600
JDS UNIPHASE CORP COM            COM      46612j101         21        14050   SH         Sole                                  14050
JOHNSON & JOHNSON COM            COM      478160104       4982    76647.128   SH         Sole             10900            65747.128
LAKELAND FINL CORP COM           COM      511656100       1111        27300   SH         Sole             19550                 7750
LOWES COS INC COM                COM      548661107       3630        62345   SH         Sole             12170                50175
MACATAWA BANK CORPORATION        COM      554225102       8618       248415   SH         Sole            248415
MAF BANCORP INC.                 COM      55261R108        910        21353   SH         Sole             15503                 5850
MB FINANCIAL INC NEW COM         COM      55264U108        951        23869   SH         Sole             23869
MBNA CORP COM                    COM      55262L100       7344   280720.855   SH         Sole             67054           213666.855
MERCANTILE BANK CORP COM         COM      587376104        792        18001   SH         Sole              4836                13165
MICROSOFT CORP COM               COM      594918104       4287       172586   SH         Sole             30950               141636
MIDWEST BANK HOLDINGS            COM      598251106        521        27000   SH         Sole             25500                 1500
NATIONAL CITY CORP COM           COM      635405103        531        15566   SH         Sole                                  15566
OAK HILL FINL INC COM            COM      671337103        787        26950   SH         Sole             21300                 5650
PARK BANCORP INC COM             COM      700164106        213         7000   SH         Sole              7000
PF CHANGS CHINA BISTRO COM       COM      69333Y108        316         5350   SH         Sole                                   5350
PINNACLE FINL PARTNERS COM       COM      72346Q104        600        25000   SH         Sole             25000
REPUBLIC BANCORP INC COM         COM      760282103        742        49584   SH         Sole           41892.3               7691.7
SEI INVESTMENTS CO COM           COM      784117103       2057        55070   SH         Sole             18600                36470
STATE FINANCIAL SERVICES         COM      856855101        496        12312   SH         Sole             12312
STERICYCLE INC COM               COM      858912108       3749        74500   SH         Sole             16470                58030
STRYKER CORP COM                 COM      863667101       3463        72820   SH         Sole             14450                58370
SYSCO CORP COM                   COM      871829107       4316       119265   SH         Sole             22425                96840
TCF FINL CORP COM                COM      872275102        518        20000   SH         Sole             20000
TEVA PHARMACEUTICAL INDS. ADR    COM      881624209       4379       140610   SH         Sole             26300               114310
TOWER FINANCIAL                  COM      891769101       1599       108025   SH         Sole             59000                49025
WAL MART STORES INC COM          COM      931142103       4569        94795   SH         Sole             17150                77645
WALGREEN COMPANY                 COM      931422109       4767       103652   SH         Sole             19150                84502
WELLS FARGO & CO NEW COM         COM      949746101       6140    99707.429   SH         Sole             16344            83363.429
WHOLE FOODS MKT INC COM          COM      966837106       1100         9305   SH         Sole              3420                 5885
WINTRUST FINL CORP COM           COM      97650W108        209         4000   SH         Sole              4000
ZIONS BANCORPORATION COM         COM      989701107        206         2800   SH         Sole              1600                 1200


REPORT SUMMARY                     69 DATA RECORDS     148390           0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED